CONSOLIDATED BALANCE SHEETS CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Investment securities available-for-sale, cost	$ 3,330,029	$ 2,798,298
Investment securities held-to-maturity, market value	$ 136,698	$ 142,821
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares Authorized	160,000,000	160,000,000
Common Stock, Shares, Issued	104,281,794	104,281,794
Treasury Stock, Shares	6,259,865	5,790,796